Stockholders' Equity - Schedule of Fair Value of Option Grant Estimated Using Black-Scholes Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual dividend	0.00%	0.00%
Risk free interest rate, minimum	1.80%	1.20%
Risk free interest rate, maximum	2.30%	2.20%
Expected volatility, minimum	44.20%	42.00%
Expected volatility, maximum	53.00%	49.80%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	5 years 3 months	5 years 3 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	6 years 3 months	6 years 3 months